INTANGIBLE ASSETS AND GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
INTANGIBLE ASSETS AND GOODWILL
Schedule of carrying amounts and accumulated amortization
	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets:
Capitalized software	$3,741,511	$-	$(2,838,099)	$903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	10,541,275	(105,676)	(6,551,775)	3,883,824

Capitalized software	4,075,948	-	(2,950,580)	1,125,368
Customer relationships	5,166,903	-	(2,436,983)	2,729,920
Acquired technology	7,148,083	-	(356,055)	6,792,028
Total definite-lived intangible assets at March 31, 2024	$16,390,934	-	$(5,743,618)	$10,647,316

Schedule of Goodwill
Total
Balance at December 31, 2023	$1,484,966
2024 acquisitions	-
Balance at March 31, 2024	$1,484,966

Total
Balance at December 31, 2021	$1,484,966
2022 activity	-
Balance at December 31, 2022	1,484,966
2023 activity	-
Balance at December 31, 2023	$1,484,966

Schedule of carrying amounts and accumulated amortization
	Gross Carrying Amount	Impairment	Accumulated Amortization	Net Carrying Amount
Definite-lived intangible assets at January 1, 2021
Capitalized software	$3,014,490	-	$(2,483,429)	$531,061
Customer relationships	3,713,434	-	(1,363,054)	2,350,380
Acquired technology	1,527,186	-	(1,447,758)	79,428
Total definite-lived intangible assets at December 31, 2022	$8,255,110	$-	$(5,294,241)	$2,960,869
Capitalized software	3,741,511	-	(2,838,099)	903,412
Customer relationships	5,272,578	(105,676)	(2,186,490)	2,980,412
Acquired technology	1,527,186	-	(1,527,186)	-
Total definite-lived intangible assets at December 31, 2023	$10,541,275	$(105,676)	$(6,551,775)	$3,883,824

Schedule of weighted-average amortization period of intangible assets
Asset Class	Weighted-Average Amortization period
Capitalized software	3.2 years
Customer relationships	4.7 years

Schedule of unamortized acquired intangible assets expense during next years
Estimated
2024	$1,357,783
2025	$1,357,783
2026	$1,087,976
2027	$80,282